BUSINESS COMBINATION - Preliminary Allocation of the Purchase Price to Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Nov. 10, 2020	Jun. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Intangible assets		$ 148,750
Goodwill		113,170	$ 236,895	$ 153,537	$ 122,202	$ 130,870	$ 130,870
Total Purchase Price	$ 79,032
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Cash and cash equivalents		10,062
Accounts receivable		45,769
Inventories		106,436
Prepaid expenses and other current assets		2,461
Property, plant and equipment, net		43,554
Operating lease right-of-use assets		12,541
Intangible assets		148,750
Deferred tax assets, net		1,065
Other assets		1,398
Total assets acquired		372,036
Accounts payable		18,590
Accrued expenses and other current liabilities		35,063
Current portion of operating lease liabilities		3,007
Operating lease liabilities, less current portion		12,208
Deferred tax liabilities, net		23,334		$ 2,900
Other liabilities		16,227
Total liabilities assumed		108,429
Net assets acquired		263,607
Goodwill		123,129
Total Purchase Price		$ 386,736
Swerve
Business Acquisition [Line Items]
Accounts receivable	3,223
Inventories	6,824
Prepaid expenses and other current assets	223
Property, plant and equipment, net	143
Operating lease right-of-use assets	76
Intangible assets	36,300
Other assets	3
Total assets acquired	46,792
Accounts payable	3,477
Accrued expenses and other current liabilities	288
Current portion of operating lease liabilities	48
Operating lease liabilities, less current portion	28
Total liabilities assumed	3,841
Net assets acquired	42,951
Goodwill	36,081
Total Purchase Price	$ 79,032